Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
(12) Income Taxes
Commencing January 1, 2014, the Company began operating as a REIT for U.S. income tax purposes. Since operating as a REIT, the Company filed, and intends to continue to file, as a REIT, and its TRSs filed, and intend to continue to file, as C corporations. The Company also files tax returns in various states and countries. The Company’s state tax returns reflect different combinations of the Company’s subsidiaries and are dependent on the connection each subsidiary has with a particular state. The following information pertains to the Company’s income taxes on a consolidated basis.
Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2020:
U.S. federal	$2,997	$(45)	$2,952
State and local	1,940	311	2,251
Foreign	520	(1,063)	(543)

	$5,457	$(797)	$4,660

Year ended December 31, 2019:
U.S. federal	$6,045	$(13,450)	$(7,405)
State and local	2,699	(2,654)	45
Foreign	1,164	1,974	3,138

	$9,908	$(14,130)	$(4,222)

Year ended December 31, 2018:
U.S. federal	$4,952	$435	$5,387
State and local	2,615	(123)	2,492
Foreign	1,592	1,226	2,818

	$9,159	$1,538	$10,697

As of December 31, 2020 and 2019, the Company had income taxes payable of $4,707 and $384, respectively.
The U.S. and foreign components of earnings before income taxes are as follows:

	2020	2019	2018
U.S.	$249,714	$357,445	$317,695
Foreign	(1,668)	10,444	(1,766)

Total	$248,046	$367,889	$315,929

A reconciliation of significant differences between the reported amount of income tax expense and the expected amount of income tax expense that would result from applying the U.S. federal statutory income tax rate of 21 percent to income before taxes for the 2020, 2019 and 2018 tax years is as follows:

	2020	2019	2018
Income tax expense at U.S. federal statutory rate	$52,090	$77,257	$66,345
Tax adjustment related to REIT (a)	(50,395)	(70,619)	(63,669)
State and local income taxes, net of federal income tax benefit	1,222	2,039	1,461
Book expenses not deductible for tax purposes	3,156	4,144	1,926
Stock-based compensation	(2,033)	(1,177)	1,090
Valuation allowance (b)	(1,031)	(1,032)	3,813
Rate change (c)	(182)	—	(80)
Undistributed earnings of foreign subsidiaries (d)	(78)	(102)	(393)
Deferred tax adjustment due to REIT conversion (e)	—	(17,031)	—
Other differences, net	1,911	2,299	204

Income tax expense (benefit)	$4,660	$(4,222)	$10,697

(a)	Includes dividend paid deduction of $52,985, $76,688 and $69,818 for the tax years ended December 31, 2020, 2019 and 2018, respectively.

(b)
For the years ended December 31, 2020, 2019 and 2018, a
non-cash
valuation allowance of $(1,031), $(1,032) and $3,813, respectively, was recorded to income tax expense due to our limited ability to utilize Puerto Rico deferred tax assets in future years.

(c)
Under Act 257, the Puerto Rico corporate income tax rate was lowered from 39% to 37.5%. As a result, a non-cash
benefit of $182 to income tax expense was recorded for the reduction of the Puerto Rico net deferred tax liability for the year ended December 31, 2020.

(d)
Management does not assert that the undistributed earnings of our Canadian subsidiaries will be permanently reinvested. For the years ended December 31, 2020, 2019 and 2018, we recognized a deferred tax benefit of $78, $102 and $393, respectively, for future foreign withholding taxes related to undistributed earnings.

(e)
The income tax provision for the year ended December 31, 2019 is net of the deferred tax benefit of $17,031, which relates to the transfer of assets purchased from Fairway into our qualifying REIT subsidiary on June 28, 2019. The Fairway assets were initially placed in the TRS.

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2020	2019
Deferred tax assets:
Allowance for doubtful accounts	$328	$499
Accrued liabilities not deducted for tax purposes	3,358	3,431
Net operating loss carry forwards	18,803	19,522
Tax credit carry forwards	693	1,140

	2020	2019
Charitable contributions carry forward	4	5
Investment in partnerships	367	382

Gross deferred tax assets	23,553	24,979
Less: valuation allowance	(20,997)	(22,902)

Net deferred tax assets	2,556	2,077

Deferred tax liabilities:
Intangibles	(5,443)	(5,898)
Property, plant and equipment	(911)	(701)
Undistributed earnings of foreign subsidiaries	(1,056)	(1,191)

Gross deferred tax liabilities	(7,410)	(7,790)

Net deferred tax liabilities	$(4,854)	$(5,713)

As of December 31, 2020, we have approximately $236,584 of U.S. net operating loss carry forwards to offset future taxable income. Of this amount, $38,250 is subject to Internal Revenue Code §382 limitation but will be available to be fully utilized by no later than 2027. These carry forwards expire between 2027 through 2037. In addition, we have $1,205 of various credits available to offset future U.S. federal income tax. Under the Tax Cuts and Jobs Act (“TCJA”), the corporate alternative minimum tax was repealed and our minimum tax credit carryforwards of $2,054 were fully refunded in 2020.
As of December 31, 2020, we have approximately $991,054 of state net operating loss carry forwards before valuation allowances. These state net operating losses are available to reduce future taxable income and expire at various times and amounts. In addition, we have $117 of various credits available to offset future state income tax. The valuation allowance related to state net operating loss carry forwards as of December 31, 2020 and 2019 was $321 and $0, respectively. The net changes in the total state valuation allowance for the years ended December 31, 2020 and 2019 was an increase of $320 and $0, respectively.
As of December 31, 2020, we had approximately $44,207 of Puerto Rico net operating loss carry forwards before valuation allowances. These Puerto Rico net operating losses are available to offset future taxable income. These carry forwards expire between 2021 and 2029. In addition, we have $179 of alternative minimum tax credits available to offset future Puerto Rico income tax.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those jurisdictions during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carry back and carry forward periods), projected future taxable income, and tax-planning
strategies in making this assessment. In order to fully realize the deferred tax assets, the Company will need to generate future taxable income before the expiration of the carry forwards governed by the tax code. Based on the current level of pretax earnings, the Company will not generate the minimum amount of future taxable income to support the realization of the deferred tax assets. As a result, management has determined that a valuation allowance related to Puerto Rico net operating loss carry forwards and other deferred tax assets is necessary. The valuation allowance for these deferred tax assets as of December 31, 2020 and 2019 was $
20,676
and $
22,902
, respectively. The net change in the total valuation allowance for the years ended December
31
,
2020
and
2019
was a decrease of $
2,226
and $
1,032
, respectively. The amount of the deferred tax asset considered realizable, however, could be adjusted in the near term if estimates of future taxable income during the carry forward period increase.
As of December 31, 2020, the Company has accumulated undistributed earnings generated by our foreign subsidiaries of approximately $21,126. Management does not designate these earnings as permanently reinvested and has recognized a deferred tax liability of approximately $1,056 related to foreign withholding taxes on these earnings. We have recognized a current year tax benefit of $152 related to 2020 earnings.
Under ASC 740
Income Taxes
, we provide for uncertain tax positions, and the related interest, and adjust recognized tax benefits and accrued interest accordingly. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2018	$3,207
Additions for tax positions related to current year	974
Additions for tax positions related to prior years	386
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(117)
Settlements	—

Balance as of December 31, 2019	$4,450
Additions for tax positions related to current year	862
Additions for tax positions related to prior years	667
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(1,013)
Settlements	—

Balance as of December 31, 2020	$4,966

Included in the balance of unrecognized benefits at December 31, 2020 is $4,966 of tax benefits that, if recognized in future periods, would impact our effective tax rate. During the years ended December 31, 2020 and 2019, we recognized interest and penalties of $173 and $334, respectively, as a component of income tax expense in connection with our liabilities related to uncertain tax positions.
Within the next twelve months, we expect to decrease our unrecognized tax benefits by approximately $1,340 as a result of the expiration of statute of limitations.
We are subject to income taxes in the U.S. and nearly all states. In addition, the Company is subject to income taxes in Canada and the Commonwealth of Puerto Rico. We are no longer subject to U.S federal income tax examinations by tax authorities for years prior to 2017, or for any U.S. state income tax audit prior to 2014. With respect to Canada and Puerto Rico, we are no longer subject to income tax audits for years before 2017 and 2016, respectively.